Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	68 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000221188
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Plumb Balanced Fund
C000049545
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Plumb Balanced Fund
C000221189
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Plumb Equity Fund
C000049546
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Plumb Equity Fund
Without Sales Load [Member] | C000221188
Average Annual Return [Line Items]
Average Annual Return, Percent	13.34%	5.61%	6.89%
Without Sales Load [Member] | C000049545
Average Annual Return [Line Items]
Average Annual Return, Percent	13.05%	5.37%		9.48%
Without Sales Load [Member] | C000221189
Average Annual Return [Line Items]
Average Annual Return, Percent	10.72%	4.47%	6.89%
Without Sales Load [Member] | C000049546
Average Annual Return [Line Items]
Average Annual Return, Percent	10.41%	4.23%		12.09%